Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Change in Fair Value

	Restricted sponsor shares	Price adjustment shares	Total
Balance, December 31, 2023	$47,247	$81,715	$128,962
Change in fair value of restricted sponsor shares and price adjustment shares	65,889	173,051	238,940
Reclassification to equity	(113,136)	(254,766)	(367,902)
Balance, December 31, 2024	$—	$—	$—

Schedule of Level 3 Fair Value Measurement Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	September 13, 2024
	Restricted sponsor shares	Price adjustment shares
Number of shares	1,500,000	5,000,000
Share price	$30.0	$17.5
Remaining exercise period	3.96	1.96
Share value	$12.52	$15.97